Marketable Securities, Available-for-Sale - Summary of Marketable Securities Available for Sale (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 171,044
Unrealized Gains	345
Fair Value	$ 171,389
U.S. Government Agency Securities
Schedule Of Available For Sale Securities [Line Items]
Maturity in Years	Less than 1
Amortized Cost	$ 2,750
Unrealized Gains	1
Fair Value	$ 2,751
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Maturity in Years	Less than 1
Amortized Cost	$ 97,756
Unrealized Gains	194
Fair Value	$ 97,950
Commercial Paper
Schedule Of Available For Sale Securities [Line Items]
Maturity in Years	Less than 1
Amortized Cost	$ 70,538
Unrealized Gains	150
Fair Value	$ 70,688